Segment Information	6 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 23 – SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified five operating segments which are installation and maintenance, housekeeping, senior care services, sales of pharmaceutical products, and educational consulting services. Operations for senior care services began in August 2019. The Company started generating revenue from this new segment in August 2019. Segments of sales of pharmaceutical products and educational consulting services were acquired from business combination during the six months ended December 31, 2022.These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenues and other related operating expenses. The results are shown as follows for the six months ended December 31, 2023 and 2022:

	For the six months ended December 31,
Revenues	2023	2022
Installation and maintenance	$15,151,510	$24,301,679
Housekeeping	7,836,579	8,990,258
Senior care services	2,811,223	3,557,245
Sales of pharmaceutical products	190,297	1,380,344
Educational consulting services	957,574	647,441
Total	$26,947,183	$38,876,968

	For the six months ended December 31,
Gross Profit	2023	2022
Installation and maintenance	$3,949,784	$8,226,464
Housekeeping	1,129,099	1,227,427
Senior care services	1,092,212	1,381,314
Sales of pharmaceutical products	147,056	128,938
Educational consulting services	257,038	173,943
Total	$6,575,189	$11,138,086

Current Assets	December 31, 2023	June 30, 2023
Installation and maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Sales of pharmaceutical products	1,465,830	1,520,107
Educational consulting services	964,389	819,311
Unallocated current assets	90,979,287	81,691,818
Total	$93,409,506	$84,031,236

Non-current Assets	December 31, 2023	June 30, 2023
Installation and maintenance	$-	$-
Housekeeping	-	-
Senior care services	5,023,268	5,118,174
Sales of pharmaceutical products	430,998	649,608
Educational consulting services	60,010,115	17,350
Unallocated non-current assets	5,390,593	68,439,239
Total	$70,854,974	$74,224,371

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.